CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jan. 11, 2021	Jan. 06, 2021	Dec. 16, 2020	Sep. 30, 2021	Jul. 22, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 31, 2020	Jul. 22, 2020
Preferred stock, par value, (per share)	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000			1,000,000		1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0			0		0	0	0
Preferred stock, shares outstanding	0			0		0	0	0
Temporary equity, par value, (per share)	$ 0.0001
Purchase price, per unit	10.00			$ 10.00		$ 10.00
Aggregate number of shares owned		6,900,000
Class A Ordinary shares
Common stock, par value, (per share)	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000			200,000,000		200,000,000	200,000,000	200,000,000
Common stock, shares issued	0			27,600,000		0
Common stock, shares outstanding	0			27,600,000		0
Class A Common Stock Subject to Redemption
Temporary equity, par value, (per share)				$ 0.0001
Temporary equity, shares outstanding	27,600,000			27,600,000		0
Purchase price, per unit				$ 10.00		$ 10.00
Class B Ordinary shares
Common stock, par value, (per share)	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000			20,000,000		20,000,000	20,000,000	20,000,000
Common stock, shares issued	6,900,000			6,900,000	8,625,000	6,900,000			8,625,000
Common stock, shares outstanding		6,900,000		6,900,000		6,900,000
Temporary equity, shares outstanding		6,900,000
Number of shares surrender	900,000		2,875,000
Number Of Shares Subject To Forfeiture		900,000				900,000
Share dividend		1,150,000
Aggregate number of shares owned		6,900,000
Founder Shares | Sponsor | Class B Ordinary shares
Number of shares surrender			2,875,000
Number Of Shares Subject To Forfeiture	0	900,000
Share dividend		1,150,000
Aggregate number of shares owned		6,900,000